General information and significant accounting policies (Details)			6 Months Ended
	Mar. 31, 2014 shares	Aug. 06, 2013 shares	Jun. 30, 2015 Vessel Subsidiary shares	Dec. 31, 2014 shares
Background [Abstract]
Number of vessels in operation | Vessel			20
Number of vessels under construction | Vessel			4
Average age of vessels			4 years 4 months 24 days
Management and organizational structure [Abstract]
Common stock, issued through offering (in shares)		10,000,000
Number of shares exchanged for reorganization (in shares)	8,050,000	8,049,500
Ownership interest (in hundredths)		100.00%
Common stock, shares outstanding (in shares)			26,046,485	25,980,600
Number of wholly owned subsidiaries | Subsidiary			33
Basis of preparation [Abstract]
Direct and indirect ownership in all subsidiary (in hundredths)			100.00%
GA Holdings LLC [Member]
Management and organizational structure [Abstract]
Ownership interest (in hundredths)		44.60%	31.00%
Common stock, shares outstanding (in shares)			8,115,885
Public Investor [Member]
Management and organizational structure [Abstract]
Ownership interest (in hundredths)		55.40%	69.00%